Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	$ 42,010,828	$ 31,231,052	$ 31,704,566
Cost of sales	39,968,186	29,211,724	30,067,141
Administrative expenses	2,042,642	2,019,328	1,637,425
Cost of sales administrative expenses	42,010,828	31,231,052	31,704,566
Raw materials and consumables [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	26,298,681	16,343,140	16,411,788
Electrical energy [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	3,530,134	2,820,667	3,303,640
Ferroalloys [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	2,396,516	1,617,352	2,137,671
Refractories [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	810,315	629,758	707,214
Oxygen [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	293,217	248,029	276,648
Electrodes [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	444,201	434,265	1,293,096
Gas and fuels [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,161,994	767,823	962,001
Labor [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	2,024,419	1,831,225	2,042,433
Operation materials [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,339,692	1,033,597	919,893
Depreciation and amortization [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,175,108	1,452,271	1,108,629
Maintenance [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,561,716	1,262,728	2,221,595
Other expenses [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	$ 974,835	$ 2,790,197	$ 319,958